SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2024
SEGMENTED INFORMATION

20. SEGMENTED INFORMATION

The Company reviews its segment reporting to ensure it reflects the operational structure of the Company and enables the Company's Chief Operating Decision Maker (the Company’s CEO) to review operating segment performance. We have determined there is a single reportable operating segment as of December 31, 2024.

The Company’s revenues for the year ended December 31, 2024 of $66,178 (December 31, 2023 - $43,889) are all attributable to Mexico, from shipments of concentrate.

On the consolidated statements of operations, the Company had revenue from the following product mixes:

	2024	2023
Silver	$28,284	$16,642
Copper	27,437	20,361
Gold	16,962	13,137
Penalties, treatment costs and refining charges	(6,505)	(6,251)
Total revenue from mining operations	$66,178	$43,889

For the years ended December 31, 2024 and 2023, the Company had the following customers that accounted for total revenues as follows:

	2024	2023
Customer #1	$58,754	$35,053
Customer #2	6,218	8,675
Other customers	1,206	161
Total revenue from mining operations	$66,178	$43,889

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	December 31, 2024	December 31, 2023
Exploration and evaluation assets - Mexico	$52,890	$50,110
Exploration and evaluation assets - Canada	-	1
Total exploration and evaluation assets	$52,890	$50,111

	December 31, 2024	December 31, 2023
Plant, equipment, and mining properties - Mexico	$53,400	$52,891
Plant, equipment, and mining properties - Canada	401	178
Total plant, equipment, and mining properties	$53,801	$53,069